As filed with the Securities and Exchange Commission on May 2, 2011

1933 Act File No. 2-22019 1940 Act File No. 811-1241

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933 ☒
POST-EFFECTIVE AMENDMENT NO. 118 ☐
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
AMENDMENT NO. 91 ☐

EATON VANCE GROWTH TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Focused Growth Portfolio has also executed this Registration Statement.

Explanatory Note

The Prospectus (Part A) and Statement of Additional Information (Part B) for Eaton Vance Atlanta Capital Focused Growth Fund, a series of the Registrant, dated February 1, 2011, as previously filed electronically with the Securities and Exchange Commission on January 27, 2011 (Accession No. 0000940394-11-000032) are incorporated by reference into Parts A and B of this Post-Effective Amendment No. 118 to the Registration Statement of Eaton Vance Growth Trust (the “Amendment”), and Part A is hereby supplemented as indicated in the Amendment. This Amendment is being filed to supplement the Prospectus to add Class C shares of the Fund.

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND Supplement to Prospectus dated February 1, 2011

1. As of the date of this Supplement the Fund now offers Class C shares.

2. The following replaces "Fees and Expenses of the Fund" under "Fund Summaries - Eaton Vance Atlanta Capital Focused Growth Fund" and reflects the addition of Class C shares, in addition to other changes:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I

Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class C	Class I

Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	n/a
Other Expenses	0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses	1.68%	2.43%	1.43%
Expense Reimbursement(2)	(0.43)%	(0.43)%	(0.43)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%	2.00%	1.00%

(1)	Expenses in the table above and the Example below reflect the expenses of the Fund and the Portfolio.
(2)	The administrator and sub-adviser have agreed to reimburse the Fund’s expenses to the extent Total Annual Fund Operating Expenses exceed 1.25% for Class A shares, 2.00% for Class C shares and 1.00% for Class I shares. This expense reimbursement will continue through January 31, 2013. Any amendments or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be subject to recoupment during the Fund’s current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A shares	$695	$993	$1,357	$2,378	$695	$993	$1,357	$2,378
Class C shares	$303	$673	$1,216	$2,699	$203	$673	$1,216	$2,699
Class I shares	$102	$366	$ 697	$1,637	$102	$366	$ 697	$1,637

3. The following is added to the first paragraph under "Performance." in "Fund Summaries - Eaton Vance Atlanta Capital Focused Growth Fund":

No performance is shown for Class C shares because they have not been offered prior to the date of this Supplement.

4. The following replaces the second paragraph under "Management." in "Management and Organization":

Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of each Portfolio to Atlanta Capital Management Company, LLC (“Atlanta Capital”), with offices at 1075 Peachtree Street NE, Suite 2100, Atlanta, GA 30309. Atlanta Capital is a majority-owned affiliate of Eaton Vance Corp. BMR pays Atlanta Capital a portion of each advisory fee for sub-advisory services provided to each Portfolio.

5. The following replaces "Distribution and Service Fees." under "Sales Charges":

Distribution and Service Fees. Class A and Class C shares (for both Funds) and SMID-Cap Fund Class R shares have in effect plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Class R shares pay distribution fees of 0.25% annually of average daily net assets. Although there is no present intention to do so, Class R could pay distribution fees of up to 0.50% annually upon Trustee approval. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates financial intermediaries on sales of Class C shares (except exchange transactions and reinvestments) in an amount equal to 1% of the purchase price of the shares.

After the first year, financial intermediaries also receive 0.75% of the value of Class C shares in annual distribution fees. Class C and Class R shares also pay service fees to the principal underwriter equal to 0.25% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class C service fees for one year and thereafter financial intermediaries generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such financial intermediaries. After the sale of Class R shares, the principal underwriter generally pays service fees to financial intermediaries based on the value of shares sold by such intermediaries. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

May 2, 2011	5106-5/11 ATLPROSPS

PART C - OTHER INFORMATION

Item 28. Exhibits (with inapplicable items omitted)

(a)	(1)	Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No.
59 filed August 16, 1995 (Accession No. 0000950156-95-000600) and incorporated herein by reference.
	(2)	Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-
Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.
	(3)	Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective
Amendment No. 68 filed August 25, 1997 (Accession No. 0000950156-97-000646) and
incorporated herein by reference.
	(4)	Amendment to the Declaration of Trust dated August 11, 2008 filed as Exhibit (a)(4) to Post-
Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-
001633) and incorporated herein by reference.
	(5)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
Without Par Value, as amended effective April 25, 2011 filed herewith.
(b)	(1)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.
	(2)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.
	(3)	Amendment to By-Laws of Eaton Vance Growth Trust dated June 18, 2002 filed as Exhibit (b)(3) to
Post-Effective Amendment No. 79 filed December 23, 2002 (Accession No. 0000940394-02-
000745) and incorporated herein by reference.
	(4)	Amendment to By-Laws of Eaton Vance Growth Trust dated February 7, 2005 filed as Exhibit (b)(4)
to Post-Effective Amendment No. 89 filed March 2, 2005 (Accession No. 0000940394-05-
000248) and incorporated herein by reference.
	(5)	Amendment to By-Laws of Eaton Vance Growth Trust dated December 11, 2006 filed as Exhibit
(b)(5) to Post-Effective Amendment No. 97 filed December 21, 2006 (Accession No.
0000940394-06-001172) and incorporated herein by reference.
	(6)	Amendment to By-Laws of Eaton Vance Growth Trust dated August 11, 2008 filed as Exhibit (b)(6)
to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-
001633) and incorporated herein by reference.
(c)		Reference is made to Item 28(a) and 28(b) above.
(d)	(1)	Investment Advisory Agreement with Boston Management and Research for Atlanta Capital
Intermediate Bond Fund dated December 10, 2001 filed as Exhibit (d)(1) to Post-Effective
Amendment No. 78 filed December 21, 2001 (Accession No. 0000940394-01-500575) and
incorporated herein by reference.
	(2)	Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta
Capital Management Company, LLC for Atlanta Capital Intermediate Bond Fund dated December
10, 2001 filed as Exhibit (d)(2) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.
	(3)	Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of
Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund, and Eaton Vance Management
dated August 9, 2010 filed as Exhibit (d)(3) to Post-Effective Amendment No. 111 filed October
12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.
	(4)	Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein
Advisors LLC dated August 9, 2010 filed as Exhibit (d)(4) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

	(5)		Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of
Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Management dated March 7,
2011 filed as Exhibit (d)(5) to Post-Effective Amendment No. 116 filed March 7, 2011 (Accession
No. 0000940394-11-000350) and incorporated herein by reference.
	(6)		Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of
Eaton Vance Focused Value Opportunities Fund and Eaton Vance Management dated March 7,
2011 filed as Exhibit (d)(6) to Post-Effective Amendment No. 116 filed March 7, 2011 (Accession
No. 0000940394-11-000350) and incorporated herein by reference.
(e)	(1)	(a)	Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance
Distributors, Inc. effective August 9, 2010 with attached Schedules A and B dated August 9, 2010 filed as Exhibit (e)(1) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No.
0000940394-10-001024) and incorporated herein by reference.
		(b)	Amended Schedule B dated March 7, 2011 to the Amended and Restated Distribution Agreement
between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. filed as Exhibit (e)(1)(b) to
Post-Effective Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-
000350) and incorporated herein by reference.
	(2)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as
Exhibit (e)(2) to Post-Effective Amendment No. 85 filed to the Registration Statement of Eaton
Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 26, 2007 (Accession
No. 0000940394-07-000430) and incorporated herein by reference.
(f)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
1994).
(g)	(1)		Master Custodian Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(1) to Post-Effective Amendment No. 125 of Eaton Vance Municipals Trust (File
Nos. 33-572, 811-4409) filed November 30, 2010 (Accession No. 0000940394-10-001163)
and incorporated herein by reference.
	(2)		Amended and Restated Services Agreement with State Street Bank & Trust Company dated
September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance
Special Investment Trust (File Nos. 2-27962, 811-1545) filed September 27, 2010 (Accession
No. 0000940394-10-001000) and incorporated herein by reference.
(h)	(1)	(a)	Management Contract between Eaton Vance Growth Trust (on behalf of Eaton Vance Asian Small
Companies Fund, Eaton Vance Information Age Fund, Eaton Vance Greater China Growth Fund and
Eaton Vance Worldwide Health Sciences Fund) and Eaton Vance Management dated June 23,
1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.
		(b)	Fee Reduction Agreement between Eaton Vance Growth Trust and Eaton Vance Global Growth Fund
dated July 28, 2006 to Management Contract dated June 23, 1997 filed as Exhibit (h)(1)(b) to
Post-Effective Amendment No. 95 filed October 30, 2006 (Accession No. 0000940394-06-
000845) and incorporated herein by reference.
	(2)		Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management dated December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(a) to Post-Effective
Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.
	(3)		Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management effective December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 78 filed
December 21, 2001 and incorporated herein by reference.

	(4)	(a)	Transfer Agency Agreement dated August 1, 2008 filed as Exhibit (h)(1) to Post-Effective
Amendment No. 70 of Eaton Vance Series Trust II (File Nos. 02-42722 and 811-02258) filed
October 27, 2008 (Accession No. 0000940394-08-001324) and incorporated herein by reference.
		(b)	Red Flags Services Amendment effective May 1, 2009 to the Transfer Agency Agreement filed as
Exhibit (h)(2)(b) to Post-Effective Amendment No. 31 of Eaton Vance Municipals Trust II (File Nos.
33-71320, 811-8134) filed May 28, 2009 (Accession No. 0000940394-09-000411) and incorporated herein by reference.
	(5)		Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC Inc. and Eaton
Vance Management filed as Exhibit (h)(3) to Post-Effective Amendment No. 109 of Eaton Vance
Mutual Funds Trust (File Nos. 02-90946 and 811-4015) filed August 25, 2005 (Accession No.
0000940394-05-000983) and incorporated herein by reference.
	(6)	(a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and Eaton Vance
Growth Trust, Eaton Vance Mutual Funds Trust, Eaton Vance Special Investment Trust and Eaton
Vance Variable Trust (on behalf of certain of their series) dated October 16, 2007 filed as Exhibit
(h)(5) to Post Effective Amendment No. 131 of Mutual Funds Trust (File Nos. 02-90946, 811-
4015) filed November 26, 2007 and incoporated herein by reference.
		(b)	Amended Schedule A effective May 2, 2011 to the Expense Waivers/Reimbursements Agreement
dated October 16, 2007 filed as Exhibit (h)(6)(b) to Post-Effective Amendment No. 17 of Eaton
Vance Variable Trust (File Nos. 333-44010 and 811-10067) filed April 27, 2011 (Accession No.
0000940394-11-000449) and incorporated herein by reference.
	(7)		Expense Reduction Agreement between Eaton Vance Growth Trust, Eaton Vance Management and
Lloyd George Investment Management (Bermuda) Ltd. filed as Exhibit (h)(6) to Post-Effective
Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-001633) and
incorporated herein by reference.
(i)			Opinion of Internal Counsel dated May 2, 2011 filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Atlanta Capital Focused
Growth Fund dated May 2, 2011 filed herewith.
(m)	(1)	(a)	Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 and Amended April
24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 95 filed October 30, 2006 (accession No. 0000940394-06-000845) and incorporated herein by reference.
		(b)	Amended Schedule A to Eaton Vance Growth Trust Class A Distribution Plan effective March 7,
2011 filed as Exhibit (m)(1)(b) to Post-Effective Amendment No. 116 filed March 7, 2011
(Accession No. 0000940394-11-000350) and incorporated herein by reference.
	(2)		Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 68 and incorporated herein by reference.
	(3)		Eaton Vance Growth Trust Class A Distribution Plan adopted April 28, 2011 with attached Schedule
A filed herewith.
	(4)		Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.
	(5)	(a)	Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached
Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.
		(b)	Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective August 10,
2009 filed as Exhibit (m)(4)(b) to Post-Effective Amendment No. 105 filed September 29, 2009
(Accession No. 0000940394-09-000758) and incorporated herein by reference.

	(6)	(a)	Eaton Vance Growth Trust Class C Distribution Plan adopted August 9, 2010 with attached
Schedule A effective August 9, 2010 filed as Exhibit (m)(7) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.
		(b)	Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective May 2, 2011 filed herewith.
	(7)		Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached
Schedule A filed as Exhibit (m)(5) to Post-Effective Amendment No. 76 filed January 22, 2001
(Accession No. 0000940394-01-500025) and incorporated herein by reference.
	(8)	(a)	Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached
Schedule A filed as Exhibit (m)(6) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.
		(b)	Amended Schedule A effective June 15, 2009 to Eaton Vance Growth Trust Class R Distribution
Plan filed as Exhibit (m)(6)(b) to Post-Effective Amendment No. 104 filed July 30, 2009
(Accession No. 0000940394-09-000578) and incorporated herein by reference.
(n)	(1)		Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as
Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 2-
90946 and 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and
incorporated herein by reference.
	(2)		Schedule A effective May 2, 2011 to Amended and Restated Multiple Class Plan filed herewith.
	(3)		Schedule B effective May 2, 2011 to Amended and Restated Multiple Class Plan filed herewith.
	(4)		Schedule C effective May 2, 2011 to Amended and Restated Multiple Class Plan filed herewith.
(p)	(1)		Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised May 15, 2010 filed as Exhibit (r)(1) to Pre-Effective Amendment No. 2 of Eaton Vance
Tax-Advantaged Bond and Option Strategies Fund N-2 (File Nos. 333-164369, 811-22380) filed
May 24, 2010 (Accession No. 0001193125-10-126745) and incorporated herein by reference.
	(2)		Code of Ethics adopted by Lloyd George Management Group, which includes: Lloyd George
Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd George
Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong Kong) Limited, Lloyd
George Management (Europe) Ltd, Lloyd George Management (Singapore) Pte Ltd and the LGM
Funds effective October 2008 filed as Exhibit (p)(2) to Post-Effective Amendment No. 102 filed
December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.
	(3)		Amended and Restated Code of Ethics dated September 30, 2009 adopted by OrbiMed Advisors,
LLC filed as Exhibit (p)(3) to Post-Effective Amendment No. 106 filed October 28, 2009 (Accession
No. 0000940394-09-000808) and incorporated herein by reference.
	(4)		Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company, LLC effective January 1, 2006 as revised January 4, 2010 filed as Exhibit (p)(2) to Post-Effective
Amendment No. 161 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946 and 811-4015)
filed August 25, 2010 (Accession No. 0000940394-10-000859) and incorporated herein by reference.
	(5)		Code of Ethics adopted by Eagle Global Advisors, LLC effective May 14, 2004 (as revised October
19, 2009) filed as Exhibit (p)(5) to Post-Effective Amendment No. 106 filed October 28, 2009
(Accession No. 0000940394-09-000808) and incorporated herein by reference.
	(6)		Code of Ethics adopted by Parametric Portfolio Associates effective January 2, 2006 as revised
February 4, 2010 filed as Exhibit (p)(4) to Post-Effective Amendment No. 155 of Eaton Vance
Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed March 31, 2010 (Accession No.
0000940394-10-000341) and incorporated herein by reference.

	(7)	Code of Ethics adopted August, 2010 by Richard Bernstein Advisors LLC updated October, 2010 filed as Exhibit (p)(7) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No.
0000940394-10-001024) and incorporated herein by reference.
(q)	(1)	Power of Attorney for Eaton Vance Growth Trust dated November 1, 2005 filed as Exhibit (q) to
Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409)
filed November 29, 2005 (Accession No. 0000940394-05-001357) and incorporated herein by reference.
	(2)	Power of Attorney for the President of Eaton Vance Growth Trust dated November 1, 2005 filed as
Exhibit (q)(2) to Post-Effective Amendment No. 94 filed January 27, 2006 (Accession No.
0000940394-06-000125) and incorporated herein by reference.
	(3)	Power of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Greater China
Growth Portfolio, Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio and Worldwide
Health Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(2) to Post-Effective
Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-05-001402) and
incorporated herein by reference.
	(4)	Power of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Greater China
Growth Portfolio and Growth Portfolio dated November 1, 2005 filed as Exhibit (q)(3) to Post-
Effective Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-05-001402)
and incorporated herein by reference.
	(5)	Power of Attorney for Global Growth Portfolio and Growth Portfolio dated November 1, 2005 filed as
Exhibit (q)(4) to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No.
0000940394-05-001402) and incorporated herein by reference.
	(6)	Powers of Attorney for Worldwide Health Sciences Portfolio dated November 1, 2005 filed as
Exhibit (q)(5) to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No.
0000940394-05-001402) and incorporated herein by reference.
	(7)	Powers of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Growth Portfolio,
Greater China Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio, and Worldwide
Health Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(7) to Post-Effective
Amendment No. 94 filed January 27, 2006 (Accession No. 0000940394-06-000125) and
incorporated herein by reference.
	(8)	Powers of Attorney for Eaton Vance Growth Trust dated April 23, 2007 filed as Exhibit (q)(8) to
Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-
002090) and incorporated herein by reference.
	(9)	Powers of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Growth Portfolio,
Greater China Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio, and Worldwide
Health Sciences Portfolio dated April 23, 2007 filed as Exhibit (q)(9) to Post-Effective Amendment
No. 99 filed December 20, 2007 (Accession No. 0000940394-07-002090) and incorporated herein by reference.
	(10)	Power of Attorney for Eaton Vance Growth Trust dated November 12, 2007 filed as Exhibit (q)(10)
to Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-
002090) and incorporated herein by reference.
	(11)	Power of Attorney for Eaton Vance Growth Trust dated January 1, 2008 filed as Exhibit (q)(11) to
Post-Effective Amendment No. 100 filed January 24, 2008 (Accession No. 0000940394-08-
000061) and incorporated herein by reference.
	(12)	Power of Attorney for Large-Cap Portfolio and SMID-Cap Portfolio dated January 1, 2008 filed as
Exhibit (q)(12) to Post-Effective Amendment No. 100 filed January 24, 2008 (Accession No.
0000940394-08-000061) and incorporated herein by reference.
	(13)	Power of Attorney for Eaton Vance Growth Trust dated November 17, 2008 filed as Exhibit (q)(13)
to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-
001633) and incorporated herein by reference.

(14)	Power of Attorney for Large-Cap Portfolio and SMID-Cap Portfolio dated November 17, 2008 filed as Exhibit (q)(14) to Post-Effective Amendment No. 103 filed January 26, 2009 (Accession No.
0000940394-09-000040) and incorporated herein by reference.
(15)	Power of Attorney for Eaton Vance Growth Trust dated February 7, 2011 filed as Exhibit (q)(15) to
Post-Effective Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-
000350) and incorporated herein by reference.

Item 29. Persons Controlled by or Under Common Control

     Not applicable

Item 30. Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31. Business and other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), Boston Management and Research (File No. 801-43127), Lloyd George Investment Management (Bermuda) Limited (File No. 801-40889), Lloyd George Management (Hong Kong) Limited (File No. 801-40890), OrbiMed Advisors LLC (File No. 801-34429), Atlanta Capital Management Company, LLC (File No. 801-52179) and Richard Bernstein Advisors LLC (File No. 801-71501) filed with the Commission, all of which are incorporated herein by reference.

Item 32. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance
Corp., is the principal underwriter for each of the registered investment companies named below:

	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Managed Income Term Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	Eaton Vance Variable Trust
Eaton Vance Municipals Trust II

(b)
(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Peter Campagna	Vice President	None
Eric Caplinger	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None

Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Adam Cole	Vice President	None
Michael Collins	Vice President	None
Eric Cooper	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Keith Darby	Vice President	None
Kevin Darrow	Vice President	None
Drew Devereaux	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None

Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Michael Maguire	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Shannon McHugh-Price	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Paul Nobile	Senior Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Kevin Rookey	Vice President	None
Scott Ruddick	Senior Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Jamie Smoller	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Wayne Taylor	Vice President	None
Stefan Thielen	Vice President	None

John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
John Young	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is Two International Place, Boston, MA 02110

     (c) Not applicable

Item 33. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, BNY Mellon Asset Servicing, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110, Lloyd George Investment Management (Bermuda) Limited located at Suite 3808, One Exchange Square, Central, Hong Kong, OrbiMed Advisors LLC located at 767 3rd Avenue, New York, NY 10017, Atlanta Capital Management Company, LLC located at 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309, Eagle Global Advisors, L.L.C. located at 5847 San Felipe, Suite 930, Houston, TX 77057 and Richard Bernstein Advisors LLC located at 520 Madison Avenue, 28th Floor, New York, NY 10022.

Item 34. Management Services

     Not applicable

Item 35. Undertakings

     None.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on May 2, 2011.

EATON VANCE GROWTH TRUST By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 2, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

SIGNATURES

     Focused Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on May 2, 2011.

FOCUSED GROWTH PORTFOLIO By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) has been signed below by the following persons in the capacities indicated on May 2, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.			Description
(a)	(5)		Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest,
			Without Par Value, as amended effective April 25, 2011

(i)			Opinion of Internal Counsel dated May 2, 2011

(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Atlanta Capital Focused
			Growth Fund dated May 2, 2011

(m)	(3)		Eaton Vance Growth Trust Class A Distribution Plan adopted April 28, 2011 with attached Schedule A

	(6)	(b)	Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective May 2, 2011

(n)	(2)		Schedule A effective May 2, 2011 to Amended and Restated Multiple Class Plan

	(3)		Schedule B effective May 2, 2011 to Amended and Restated Multiple Class Plan

	(4)		Schedule C effective May 2, 2011 to Amended and Restated Multiple Class Plan